Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its wholly-owned subsidiaries referred to in Note
1.
Intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)

Use of Estimates:
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)

Foreign Currency Translation:
The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive income.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d)

Cash and Cash Equivalents:
The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three
months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(e)

Restricted Cash:
The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve
months, such deposits are presented as current assets while if original maturities are longer than twelve
months, such deposits are presented as non-current assets.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(f)

Trade Accounts Receivable, net:
The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at
December
31,
2015
and
2016
respectively.

Inventory, Policy [Policy Text Block]
(g)

Inventories:
Inventories consist of lubricants and paints on board the vessels. Inventories may
also consist of bunkers when vessels are unemployed or are operating in the spot market. Inventories are stated at the lower of cost or market value. Cost, which consists of the purchase price, is determined by the first
in,
first
out method.

Vessels Acquisitions [Policy Text Block]
(h)
Vessel Cost:

Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new building vessels, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(i)
Impairment of Long-Lived Assets:

The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss.

Depreciation, Depletion, and Amortization [Policy Text Block]
(j)
Vessel Depreciation:

Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which up until
March
31,
2014
was estimated to be
$160
per lightweight ton. Effective
April
1,
2014,
the Company revised its scrap rate estimate from
$160
to
$300
per lightweight ton in order to align the scrap rate estimate with the then historical average scrap prices and to better reflect current market conditions. The change in accounting estimate was applied prospectively. Management estimates the useful life of the Company's vessels to be
25
years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Discontinued Operations, Policy [Policy Text Block]
(k)

Long Lived Assets Held for Sale:
The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one
year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not to sell the asset.

Property, Plant and Equipment, Policy [Policy Text Block]
(l)
Other Fixed Assets, Net:

Other fixed assets, net, consist of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Accounting for Dry Docking Costs [Policy Text Block]	(m) Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.
Deferred Charges, Policy [Policy Text Block]
(n)

Financing Costs:
Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones
are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

Revenue Recognition, Policy [Policy Text Block]
(o)
Accounting for Revenue and Expenses:
 Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after
December
31
of each year.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability or asset acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as an intangible liability or asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

The Company pays commissions to ship brokers associated with arranging the Company’s charters. These commissions are recognized over the related charter period and are included in voyage expenses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(p)
Stock Incentive Plan:

All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors as well as to third
party consultants and service providers for their services provided is included in general and administrative expenses in the consolidated statements of comprehensive income/(loss). The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares granted to employees or directors, vested and non-vested, are measured at fair value which is equal to the market value of the Company’s common stock on the grant date.

In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates (Note
13).

Earnings Per Share, Policy [Policy Text Block]
(q)
Earnings / (Loss)  per Share:

Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, as well as the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method. Finally net income available to common stockholders is reduced to reflect any deemed dividends on convertible preferred stock, weighted for the period the convertible preferred shares were outstanding.

Derivatives, Policy [Policy Text Block]
(r)
  Derivatives and Hedging
:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized in earnings unless specific hedge accounting criteria are met. The Company has not applied hedge accounting for its derivative instruments during the periods presented.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(s)
Financial liabilities:
Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC
815
-
40,
where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Segment Reporting, Policy [Policy Text Block]
(t)
Segment Reporting:
The Chief Operating Decision Marker (“CODM”) receives financial information and evaluates the Company’s operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one
reportable segment.

Lease, Policy [Policy Text Block]
(u)
Leasing:
Leases are classified as capital leases if they meet at least one
of the following criteria: (i) the leased asset automatically transfers title at the end of the lease term; (ii) the lease contains a bargain purchase option; (iii) the lease term equals or exceeds
75%
of the remaining estimated economic life of the leased asset; (iv) or the present value of the minimum lease payments equals or exceeds
90%
of the excess of fair value of the leased property. If none of the above criteria is met, the lease is accounted for as an operating lease. Operating lease payments are recognized as an operating expense in the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term. For sale and lease back transactions, when the lease qualifies as an operating lease and the lease back is considered “more than minor but less than substantially all” i.e. the seller-lessee retains more than a minor part but less than substantially all of the use of the asset, the resulting gains or losses are deferred and amortized to income over the lease period.

Beneficial Conversion Feature [Policy Text Block]
(v) Beneficial conversion feature:
The issuance of Series B
convertible preferred stock (see Note
21)
generated a beneficial conversion feature, which arises when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor or in the money at inception, because the conversion option has an effective strike price that is less than the market price of the underlying stock at the commitment date.

New Accounting Pronouncements, Policy [Policy Text Block]
(w)
Recent Accounting Pronouncements:
In
August
2014,
the FASB issued ASU No.
2014
-
15,
which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU
2014
-
15
requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued and to disclose the necessary information. ASU
2014
-
15
is effective for the annual period ending after
December
15,
2016,
and for annual periods and interim periods thereafter. The Company adopted ASU No.
2015
-
15
for the financial statements for the fiscal year ended
December
31,
2016.
The effect of the adoption of this standard is to evaluate the entity’s ability to continue as a going concern for a period of twelve
months after the date of the issuance of the financial statements as opposed to current requirement for an evaluation to be performed for twelve
months after the balance sheet date.

On
January
1,
2016,
the Company adopted ASU No.
2015
-
03
 Interest – Imputation of Interest which was issued in
August
2015
and thus presents deferred financing costs as a reduction of long-term debt. Accordingly the Company has reduced Deferred charges by
$1,324
and has decreased the amount of the related current and long term debt by
$695
and
$629,
respectively on the consolidated balance sheet as of
December
31,
2015.

On
May

28,
2014,
the FASB issued the ASU No
2014
-
09
Revenue from Contracts with Customers. ASU
2014
-
09,
as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after
December

15,
2017.
Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after
December

15,
2016.
The Company believes that the implementation of this standard will not have a material impact on the financial statements since the revenues are generated from long term charters and has not elected early adoption.

In
July
2015,
the FASB issued the ASU
2015
-
11,
simplifying the Measurement of Inventory to simplify the measurement of inventory using first
-in,
first
out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after
December
15,
2016.
Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

In
February
2016,
the FASB issued the ASU
2016
-
02,
Leases (Topic
842).
The main provision of this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The FASB decided to not fundamentally change lessor accounting. However, some changes have been made to lessor accounting to conform and align that guidance with the lessee guidance and other areas within U.S. GAAP. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after
December
15,
2018,
including interim periods within those years. early adoption is permitted. The Company is currently evaluating the effect that these updated standards will have on its consolidated financial statements and related disclosures.

In
March
2016,
the FASB issued the ASU No
2016
-
09,
Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after
December
15,
2016,
including interim periods within that year. The Company believes that the implementation of this update will not have any material impact on its financial statements.

In
August
2016,
the FASB issued the ASU
2016
-
15,–
classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for public entities with reporting periods beginning after
December

15,
2017,
including interim periods within those years. Early adoption is permitted, including adoption in an interim period. It must be applied retrospectively to all periods presented but may
be applied prospectively from the earliest date practicable, if retrospective application would be impracticable. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In
November
2016
the FASB issued the Accounting Standard Update (“ASU”)
2016
-
18
– Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after
December
15,
2017,
including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Company’s consolidated balance sheets and statements of comprehensive income/(loss) and has not elected early adoption.

In
January
2017,
the Financial Accounting Standards Board (“FASB”) issued the ASU
2017
-
01
Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after
December
15,
2017,
including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period
1)
for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and
2)
for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is currently evaluating the impact, if any, of the adoption of this new standard.